Additional cash flow information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Information About Additional Cash Flow Information [Abstract]
Summary of Net Change in Non-cash Operating Working Capital

Net change in non-cash operating working capital

	2025	2024
Trade and other receivables	129,284	145,432
Inventoried supplies	(305)	8,101
Prepaid expenses	9,827	12,125
Trade and other payables	3,651	(154,092)
	142,457	11,566